Bank loans (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Debt Disclosure [Abstract]
Interest Expense	$ 8,451	$ 11,453	$ 19,105